COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Employment Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment of severance upon termination	$ 50,000	$ 50,000